INCOME TAXES - Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Amount before income tax
Deferred tax expense on remeasurement of defined benefit liability		$ 3,016		$ 302		$ 267
Other comprehensive income, before tax, cash flow hedges		970		2,358		219
Deferred tax expense, before tax		3,986		2,660		486
Deferred income taxes
Deferred tax expense on remeasurement of defined benefit liability		(730)		(213)		(66)
Income tax relating to cash flow hedges of other comprehensive income		463		(750)		(83)
Deferred tax expense, tax		(267)		(963)		(149)
Amount net of income taxes
Deferred tax expense on remeasurement of defined benefit liability	[2]	2,286	[1]	89	[3]	201	[4]
Other comprehensive income, net of tax, cash flow hedges	[5]	1,433	[6]	1,608	[7]	136	[8]
Deferred tax expense, net of tax		$ 3,719		1,697		$ 337
Deferred tax expense due to TCJA reduction in US statutory rate				$ (598)

[1]	Presented net of deferred income tax expense of $730 for the year ended December 31, 2018.
[2]	Presented net of deferred income tax expense of $730 in 2018, $213 in 2017, and $66 in 2016.
[3]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[4]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.
[5]	Presented net of deferred income tax (benefit) expense of ($463) in 2018, $750 in 2017 and $83 in 2016.
[6]	Presented net of deferred income tax benefit of $463 for the year ended December 31, 2018.
[7]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[8]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.